Retirement Plans (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Periodic Benefit Cost that are not yet recognized
Tax impact	$ 233	$ 233
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	488	481
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Cost that are not yet recognized
Net actuarial loss	32	35
Total, pretax effect	32	35
Tax impact	(12)	(13)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 20	$ 22